Deferred tax (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Analysis of Deferred Tax Balances for Financial Reporting Purposes
The following is the analysis of the deferred tax balances:

2024	Gross	Offset of balances arising from a single transaction[1]	Gross balances before offset within countries	Offset within countries	As reported
	£m	£m	£m	£m	£m
Deferred tax assets	661	(93)	568	(245)	323
Deferred tax liabilities	(480)	93	(387)	245	(142)
	181	—	181	—	181

2023	Gross	Offset of balances arising from a single transaction[1]	Gross balances before offset within countries	Offset within countries	As reported
	£m	£m	£m	£m	£m
Deferred tax assets	684	(94)	590	(266)	324
Deferred tax liabilities	(539)	94	(445)	266	(179)
	145	—	145	—	145
Note
[1]The Group has applied Deferred tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12). Transactions which give rise to the recognition of an asset and a liability on the Group’s balance sheet, including leases for which the Group recognises a right-of-use asset and a lease liability, lead to taxable and deductible temporary differences in certain jurisdictions. The resulting deferred tax assets and deferred tax liabilities arising from these temporary differences have been offset and reported net on the Group’s balance sheet.

Movements of Major Gross Deferred Tax Assets
The following are the movements in the gross deferred tax assets before offset within countries recognised by the Group in 2024 and 2023:

	Deferred compensation	Accounting provisions and accruals	Retirement benefit obligations	Plant and equipment	Property	Tax losses and credits	Share- based payments	Restructuring provisions	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
1 January 2023	74	120	48	48	54	123	32	85	5	589
(Charge)/credit to income	(6)	14	3	(12)	(5)	(12)	4	38	2	26
Credit to other comprehensive income	—	—	2	—	—	—	—	—	—	2
Exchange differences and other movements	(3)	(2)	(3)	—	7	(7)	(1)	(16)	(2)	(27)
31 December 2023	65	132	50	36	56	104	35	107	5	590
(Charge)/credit to income	(10)	(15)	2	(3)	(12)	35	(2)	(5)	6	(4)
Credit to other comprehensive income	—	—	2	—	—	—	—	—	—	2
Credit to equity	—	—	—	—	—	—	1	—	—	1
Disposal of subsidiaries	(2)	(1)	—	—	—	—	(2)	—	—	(5)
Exchange differences and other movements	(2)	(2)	(2)	(1)	4	—	—	(13)	—	(16)
31 December 2024	51	114	52	32	48	139	32	89	11	568

Movements of Gross Deferred Tax Liabilities
In addition the Group has recognised the following movements in the gross deferred tax liabilities before offset within countries in 2024 and 2023:

	Brands and other intangibles	Associate earnings	Goodwill	Plant and equipment	Other temporary differences	Total
	£m	£m	£m	£m	£m	£m
1 January 2023	353	36	174	24	31	618
Acquisition of subsidiaries	35	—	—	—	—	35
(Credit)/charge to income	(172)	(16)	18	—	(2)	(172)
Exchange differences and other movements	(21)	(1)	(11)	(2)	(1)	(36)
31 December 2023	195	19	181	22	28	445
Acquisition of subsidiaries	8	—	—	—	—	8
(Credit)/charge to income	(28)	(6)	8	7	(7)	(26)
Disposal of subsidiaries	(15)	—	(18)	(1)	—	(34)
Exchange differences and other movements	—	1	3	(12)	2	(6)
31 December 2024	160	14	174	16	23	387